IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

ALPINE U.S. REAL ESTATE EQUITY FUND

Supplement dated June 26, 2009 to the Prospectus of Alpine U.S. Real Estate Equity Fund (the “Fund”), a series of Alpine Equity Trust, dated February 27, 2009.

On June 22, 2009, the Board of Trustees of the Alpine Equity Trust (the “Board”) approved a change in the Fund’s name.  Therefore, effective September 1, 2009, the Fund’s name will be Alpine Cyclical Advantage Property Fund.  All references to the “Alpine U.S. Real Estate Equity Fund” or the “U.S. Fund” in the Prospectus are hereby revised to state “Alpine Cyclical Advantage Property Fund” or the “CAP Fund,” as applicable.

In addition, on June 22, 2009, the Board approved a change to the Fund’s non-fundamental policy to invest at least 80% of its net assets in the equity securities of U.S. issuers which are principally engaged in the real estate industry or own significant real estate assets.  Effective September 1, 2009, the Fund will pursue investment opportunities globally in the real estate industry.  Therefore:

The second sentence of the “Investment Objectives and Principal Investment Strategies” section on page 2 of the Fund’s Prospectus is hereby revised to state:

The CAP Fund invests globally, primarily in the equity securities of issuers which are principally engaged in the real estate industry or own significant real estate assets.

The first paragraph of the “Principal Investment Strategies and Related Risks – Alpine U.S. Real Estate Equity Fund” section on page 12 is hereby revised to delete the reference to U.S. issuers in the Fund’s 80% policy and therefore state as follows, effective September 1, 2009:

Real Estate Securities – Under normal circumstances, the Fund invests at least 80% of its nets assets (plus the amount of any borrowings for investment purposes) in securities of issuers which are principally engaged in the real estate industry or own significant real estate assets.  The Fund positions its investments to take advantage of different local, regional and national real estate cycles, as well as specific property type cycles.  These companies include, but are not limited to, REITs, real estate operating companies and homebuilders, institutions that provide real estate financing and companies with substantial real estate holdings, such as hotel and entertainment companies.

The fourth paragraph of the “Principal Investment Strategies and Related Risks – Alpine U.S. Real Estate Equity Fund” section on page 12 is hereby revised to eliminate the 20% restriction on the Fund’s investment in foreign securities and therefore state as follows, effective September 1, 2009:

Foreign Securities - The CAP Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as American Depositary Receipts) (“ADRs”) that represent indirect interests in securities of foreign issuers.  The CAP Fund’s investments in foreign securities may include the securities of issuers in emerging markets.

The “Principal Investment Strategies and Related Risks – Foreign Securities Risk” on page 17 is hereby revised to state that the CAP Fund may invest an unlimited amount of its assets in foreign securities.

The Fund’s investment adviser, Alpine Woods Capital Investors, LLC, expects that the CAP Fund’s portfolio turnover rate will be higher than that which was typical for the Alpine U.S. Real Estate Equity Fund and may exceed 100% on an annual basis.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

ALPINE U.S. REAL ESTATE EQUITY FUND

Supplement dated June 26, 2009 to the Statement of Additional Information (the “SAI”) of Alpine U.S. Real Estate Equity Fund (the “Fund”), a series of Alpine Equity Trust, dated February 27, 2009.

On June 22, 2009, the Board of Trustees of the Alpine Equity Trust (the “Board”) approved a change in the Fund’s name.  Therefore, effective September 1, 2009, the Fund’s name will be Alpine Cyclical Advantage Property Fund.  All references to the “Alpine U.S. Real Estate Equity Fund” or the “U.S. Fund” in the SAI are hereby revised to state “Alpine Cyclical Advantage Property Fund” or the “CAP Fund,” as applicable.

In addition, on June 22, 2009, the Board approved a change to the Fund’s non-fundamental policy to invest at least 80% of its net assets in the equity securities of U.S. issuers which are principally engaged in the real estate industry or own significant real estate assets.  Effective September 1, 2009, the Fund will pursue investment opportunities globally in the real estate industry.  Therefore:

The first paragraph of the “Additional Non-Fundamental Investment Policies” section on page 25 of the Fund’s SAI is hereby revised to state as follows, effective September 1, 2009:

CAP Fund -- Under normal circumstances, the CAP Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of issuers which are principally engaged in the real estate industry or own significant real estate assets.

The Fund’s investment adviser, Alpine Woods Capital Investors, LLC, expects that the CAP Fund’s portfolio turnover rate will be higher than that which was typical for the Alpine U.S. Real Estate Equity Fund and may exceed 100% on an annual basis.